Operating Segment and Geographic Information (Schedule of Reportable Operating Segment Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net sales	¥ 163,329	¥ 111,878	¥ 132,903
Impairment charge	211	13,495
Depreciation and amortization	5,059	8,268	8,063
Operating income (loss) before stock option compensation expenses	14,619	(35,086)	941
Stock based compensation expense		1,283	861
Operating income	14,619	(36,369)	80
Expenditures for additions to long- lived assets	4,246	5,626	12,592
Total assets	273,041	229,856	225,515
Unaffiliated Customers
Segment Reporting Information [Line Items]
Net sales	163,329	111,878	132,903
Operating Segments | Semiconductor And Component Test System Business
Segment Reporting Information [Line Items]
Net sales	108,320	73,017	101,119
Impairment charge		12,770
Depreciation and amortization	1,817	3,711	3,423
Operating income (loss) before stock option compensation expenses	14,588	(26,724)	10,956
Expenditures for additions to long- lived assets	2,051	2,099	3,530
Total assets	88,983	80,564	99,168
Operating Segments | Mechatronics System Business
Segment Reporting Information [Line Items]
Net sales	28,347	14,984	13,653
Impairment charge		725
Depreciation and amortization	748	411	486
Operating income (loss) before stock option compensation expenses	3,768	(5,063)	(4,614)
Expenditures for additions to long- lived assets	716	1,562	4,565
Total assets	25,649	19,423	18,242
Operating Segments | Services Support And Others
Segment Reporting Information [Line Items]
Net sales	26,752	24,151	20,077
Depreciation and amortization	2,249	3,716	3,690
Operating income (loss) before stock option compensation expenses	3,348	3,012	775
Expenditures for additions to long- lived assets	1,428	1,826	4,356
Total assets	42,003	38,046	36,065
Operating Segments | Unaffiliated Customers | Semiconductor And Component Test System Business
Segment Reporting Information [Line Items]
Net sales	108,230	72,760	99,719
Operating Segments | Unaffiliated Customers | Mechatronics System Business
Segment Reporting Information [Line Items]
Net sales	28,347	14,967	13,107
Operating Segments | Unaffiliated Customers | Services Support And Others
Segment Reporting Information [Line Items]
Net sales	26,752	24,151	20,077
Operating Segments | Inter-Segment Sales | Semiconductor And Component Test System Business
Segment Reporting Information [Line Items]
Net sales	90	257	1,400
Operating Segments | Inter-Segment Sales | Mechatronics System Business
Segment Reporting Information [Line Items]
Net sales		17	546
Elimination And Corporate
Segment Reporting Information [Line Items]
Net sales	(90)	(274)	(1,946)
Impairment charge	211
Depreciation and amortization	245	430	464
Operating income (loss) before stock option compensation expenses	(7,085)	(6,311)	(6,176)
Expenditures for additions to long- lived assets	51	139	141
Total assets	116,406	91,823	72,040
Elimination And Corporate | Inter-Segment Sales
Segment Reporting Information [Line Items]
Net sales	¥ (90)	¥ (274)	¥ (1,946)